OTHER EXPENSES (Disclosure of other expenses) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Other Expenses [Abstract]
Automotive	$ 22,540	$ 30,339
Bank fees	4,698	4,833
Dues and subscriptions	49,590	55,799
Freight and delivery	176,423	60,446
Meals and entertainment	49,591	60,863
Other expenses	41,826	41,096
Property taxes	31,862	31,666
Repairs and maintenance	83,795	76,529
Telephone	23,507	19,679
Utilities	20,848	35,039
Total other expenses	$ 504,680	$ 416,289